Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segments	Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
By Business Unit	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	18,705,854	31,310,177	7,432,683
Commercial & Industrial Contract Services	4,075,825	21,648,404	5,139,087
Large Scale Solar Sales of Goods	5,746,020	—	—
Commercial & Industrial Sales of Goods	1,911,886	2,507,413	595,232
Total revenue	30,439,585	55,465,994	13,167,002

Cost of Sales
Large Scale Solar Contract Services	(18,266,261)	(28,708,507)	(6,815,076)
Commercial & Industrial Contract Services	(3,140,653)	(18,632,087)	(4,423,047)
Large Scale Solar Sales of Goods	(5,064,522)	—	—
Commercial & Industrial Sales of Goods	(1,740,685)	(2,262,004)	(536,974)
Total cost of sales	(28,212,121)	(49,602,598)	(11,775,097)

Large Scale Solar gross profit	1,121,091	2,601,670	617,607
Commercial & Industrial gross profit	1,106,373	3,261,726	774,298
Total gross profit	2,227,464	5,863,396	1,391,905
Selling and administrative expenses	(3,454,946)	(6,127,228)	(1,454,534)
Selling and administrative expenses to related parties	(56,441)	(216,352)	(51,360)
Loss from operations before income tax	(1,283,923)	(480,184)	(113,989)

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	49,139,582	51,498,736	12,225,219
Commercial & Industrial segment	33,956,854	23,083,016	5,479,648
Total of reportable segments	83,096,436	74,581,752	17,704,867
Corporate and other	31,195,694	47,390,780	11,250,037
Consolidated total assets	114,292,130	121,972,532	28,954,904

Total liabilities	RM	RM	Convenience Translation USD
Large Scale Solar segment	21,362,655	16,445,691	3,904,021
Commercial & Industrial segment	29,714,895	12,621,562	2,996,217
Total of reportable segments	51,077,550	29,067,252	6,900,238
Corporate and other	46,093,102	75,596,487	17,945,754
Consolidated total liabilities	97,170,652	104,663,739	24,845,992